UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended December 31, 1999.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:         President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  MICHAEL SPALTER               Providence, RI         May 9, 2001
  -------------------------     ------------------     -----------------
  Michael Spalter


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           12

Form 13F Information Table Value Total:           $110,113

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                          FORM 13F INFORMATION TABLE

                          TITLE                                                                              VOTING AUTHORITY
                           OF                   VALUE      SHARES/   SH/    PUT/   INVSTMT    OTHER     --------------------------
NAME OF ISSUER            CLASS      CUSIP     (X$1,000)   PRN AMT   PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -----    ---------   --------  ----------  ---    ----   -------- ---------   ---------  ------- -------
BERKLEY W R CORP          COM      084423102     15,597     747,171   SH             SOLE                 747,171
BOCA RESORTS INC          CL A     09688T106     15,918   1,632,650   SH             SOLE               1,632,650
CRONOS GROUP N V          ORD      L20708100      7,182   1,529,136   SH             SOLE               1,065,500
GLENAYRE TECHNOLOGIES INC COM      377899109      2,304     203,700   SH             SOLE                 203,700
HEARTLAND PARTNERS L P    UT LTD   422357103      1,089      53,100  PRN             SOLE                  53,100
                          PARTNER
HIGHLANDS INS GROUP INC   COM      431032101      7,487     793,321   SH             SOLE                 793,321
INNKEEPERS USA TR         COM      4576J0104      8,514   1,039,900   SH             SOLE               1,039,900
LASALLE RE HLDGS LTD      ORD      G5383Q101      9,781     592,800   SH             SOLE                 592,800
MAXXAM INC                COM      577913106     11,244     262,250   SH             SOLE                 262,250
OLSTEN CORP               COM      681385100      9,955     880,000   SH             SOLE                 880,000
USEC INC                  COM      90333E108     10,507   1,501,050   SH             SOLE               1,501,050
WMS INDS INC              COM      929297109        535      40,797   SH             SOLE                  40,797
